June 5, 2012

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Treasury & Agency Cash Management
 1933 Act File No.: 33-6851
 1940 Act File No.: 811-4723
 CIK No.: 0000796251

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 39 to the Registration Statement, electronically filed with the Securities and Exchange Commission on May 30, 2012 for the above referenced Fund.

Please address any comments or questions to my attention at 212-922-6817.

Sincerely,

/s/ Yaroslava Kouskovskaya
Yaroslava Kouskovskaya
Paralegal